SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS ADVANCE TO SUPPLIER (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Advance To Suppliers Net
Balance at beginning of the year	$ 1,669,088	$ 599,482	$ 562,848
Current year addition	1,550,523	1,054,857	42,905
Exchange differences	(23,044)	14,749	(6,271)
Balance at end of the year	$ 3,196,567	$ 1,669,088	$ 599,482